Summary of Option Transactions (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Weighted Average Exercise Price
Beginning Balance	$ 2.9	$ 6.56	$ 6.38
Options Forfeited / canceled / expired		7.15	5.05
Ending Balance	2.9	2.9	6.56
Exercisable at December 31	2.9	2.90	6.56
Ending Balance	$ 2.9	$ 2.90	$ 6.56
No. of Shares
Beginning Balance	4,000	29,000	33,000
Options exercised	0	0	0
Options Forfeited / canceled / expired		(25,000)	(4,000)
Ending Balance	4,000	4,000	29,000
Exercisable at December 31	4,000	4,000	29,000
Vested and expected to vest at December 31	4,000	4,000	29,000
Weighted- Average Remaining Contractual Term
Balance at December 31	1 year 4 months 2 days
Exercisable at December 31	1 year 4 months 2 days
Vested and expected to vest at December 31	1 year 4 months 2 days